UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2015

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.42%
Salvation Army
5.44%, 09/01/2015	$370,000	$377,189
5.50%, 09/01/2018	1,375,000	1,502,105
5.64%, 09/01/2026	4,400,000	4,892,096
		—
TOTAL CORPORATE BONDS (Cost $6,115,391)		6,771,390

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.84%
FGLMC Single Family - 1.24%
Pool Q16506, 3.00%, 02/01/2043	835,204	852,906
Pool Q06793, 3.50%, 03/01/2042	273,214	286,908
Pool Q07121, 3.50%, 04/01/2042	1,019,724	1,069,487
Pool Q07147, 3.50%, 04/01/2042	117,850	123,482
Pool Q07398, 3.50%, 04/01/2042	245,926	257,833
Pool Q07899, 3.50%, 05/01/2042	436,255	457,272
Pool Q08196, 3.50%, 05/01/2042	355,150	372,180
Pool Q08758, 3.50%, 06/01/2042	841,867	883,951
Pool Q09142, 3.50%, 06/01/2042	1,054,064	1,104,942
Pool Q09347, 3.50%, 07/01/2042	799,181	837,814
Pool A95574, 4.00%, 12/01/2040	238,999	257,211
Pool A97097, 4.00%, 02/01/2041	370,409	396,670
Pool A97712, 4.00%, 03/01/2041	698,243	749,097
Pool Q03658, 4.00%, 10/01/2041	632,668	678,766
Pool Q04226, 4.00%, 10/01/2041	337,342	361,016
Pool A91363, 4.50%, 03/01/2040	732,370	796,186
Pool A91756, 4.50%, 03/01/2040	514,175	561,763
Pool A92905, 4.50%, 06/01/2040	418,236	456,372
Pool A93467, 4.50%, 08/01/2040	416,377	454,916
Pool Q01597, 4.50%, 05/01/2041	705,913	768,294
Pool Q02377, 4.50%, 07/01/2041	292,417	317,231
Pool A68734, 5.00%, 07/01/2037	23,057	25,451
Pool A91364, 5.00%, 03/01/2040	631,033	703,146
Pool A91757, 5.00%, 04/01/2040	417,423	461,224
Pool A92906, 5.00%, 07/01/2040	523,867	581,330
Pool A56707, 5.50%, 01/01/2037	131,579	146,862
Pool A58653, 5.50%, 03/01/2037	397,180	445,515
Pool A68746, 5.50%, 10/01/2037	156,908	175,129
Pool A69361, 5.50%, 11/01/2037	135,644	151,376
Pool A76192, 5.50%, 04/01/2038	421,112	473,915
Pool A76444, 5.50%, 04/01/2038	211,858	236,439
Pool A78742, 5.50%, 06/01/2038	1,710,900	1,910,547
Pool A83074, 5.50%, 11/01/2038	213,728	238,520
Pool G06072, 6.00%, 06/01/2038	1,167,192	1,326,331
Pool G06073, 6.50%, 10/01/2037	1,123,890	1,280,796
		20,200,878

FHA Project Loans - 0.92%
Pool Mill Pond Apartments, 6.00%, 03/01/2047 (a)	3,047,582	3,165,977
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,766,358	6,050,991
Pool Canton, 6.49%, 06/01/2046 (a)	4,649,402	4,684,756
Pool St. Francis, 6.51%, 07/01/2047 (a)	619,076	643,869
Pool A35271, 6.95%, 06/01/2035 (a)	302,798	302,935
Pool Reilly, 7.43%, 08/25/2021 (a)	127,146	127,608
		14,976,136

FNMA Multifamily - 19.80%
Pool AM4462, 0.60%, 11/01/2023 (b)	1,957,167	1,970,844
Pool AM4701, 0.64%, 11/01/2023 (b)	8,255,000	8,252,215
Pool AM6550, 1.21%, 01/01/2019	417,914	419,116
Pool AM1758, 1.69%, 12/01/2019	4,709,045	4,688,201
Pool AM2208, 1.81%, 01/01/2020	721,746	721,803
Pool 471480, 1.93%, 06/01/2017	2,560,970	2,600,607
Pool AM1082, 2.21%, 10/01/2019	5,000,953	5,101,193
Pool 471510, 2.29%, 06/01/2019	2,623,450	2,680,303
Pool AM1363, 2.29%, 11/01/2022	2,352,349	2,351,878
Pool AM2024, 2.30%, 01/01/2023	6,160,439	6,139,773
Pool AM2274, 2.31%, 01/01/2023	1,928,793	1,929,142
Pool AM1114, 2.34%, 11/01/2022	6,380,117	6,399,704
Pool AM0344, 2.41%, 08/01/2022	5,833,370	5,861,533
Pool 470149, 2.42%, 02/01/2019	3,241,246	3,326,807
Pool AM3179, 2.42%, 04/01/2023	7,979,797	7,993,802
Pool AM0671, 2.45%, 09/01/2022	7,696,977	7,488,858
Pool AM1718, 2.46%, 02/01/2023	966,743	971,877
Pool AM2198, 2.48%, 01/01/2023	2,238,108	2,252,728
Pool AM2686, 2.51%, 03/01/2023	3,850,424	3,883,912

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool AM3905, 2.57%, 07/01/2018	$614,697	$633,667
Pool Annie Brose, 2.57%, 01/16/2025 (a)	8,800,000	8,755,155
Pool AM8016, 2.60%, 02/01/2022	2,270,000	2,322,201
Pool 471831, 2.65%, 10/01/2022	5,544,099	5,649,371
Pool Praxis, 2.68%, 03/01/2027 (a)	5,000,000	4,996,170
Pool AM0043, 2.71%, 07/01/2022	601,899	616,060
Pool 469829, 2.72%, 12/01/2018	1,990,819	2,062,016
Pool 466487, 2.77%, 11/01/2017	4,065,519	4,209,550
Pool 468194, 2.80%, 06/01/2016	3,130,796	3,204,657
Pool 466009, 2.84%, 09/01/2017	2,321,139	2,406,146
Pool AM6234, 2.88%, 07/01/2021	2,213,238	2,308,568
Pool 471460, 2.88%, 06/01/2022	1,674,214	1,734,600
Pool 471334, 2.89%, 05/01/2022	2,383,470	2,478,670
Pool 471204, 2.90%, 05/01/2022	801,204	833,694
Pool AM7627, 2.95%, 01/01/2025	8,000,000	8,246,904
Pool 471372, 2.96%, 05/01/2022	381,628	398,504
Pool AM7593, 2.96%, 01/01/2025	1,000,000	1,032,667
Pool Magnolia, 2.96%, 03/01/2025 (a)	200,000	206,942
Pool AM3663, 2.97%, 07/01/2023	976,153	1,015,885
Pool AM7831, 3.04%, 01/01/2025	2,000,000	2,077,889
Pool AM6001, 3.05%, 06/01/2024	1,500,000	1,560,959
Pool 470211, 3.06%, 12/01/2021	2,379,932	2,499,122
Pool 470863, 3.06%, 04/01/2022	955,092	1,003,156
Pool 470607, 3.08%, 03/01/2022	763,144	802,434
Pool 470619, 3.10%, 03/01/2022	1,680,731	1,757,851
Pool 470756, 3.12%, 03/01/2022	1,727,801	1,742,298
Pool 471117, 3.12%, 05/01/2022	523,491	551,787
Pool 471333, 3.12%, 08/01/2022	3,790,207	3,968,489
Pool AM6769, 3.15%, 09/01/2024	2,982,279	3,121,844
Pool AM7796, 3.16%, 02/01/2022	1,972,970	2,083,044
Pool Paseosol, 3.21%, 03/01/2033 (a)	2,145,000	2,206,137
Pool AM6620, 3.34%, 08/01/2024	2,084,693	2,213,634
Pool 470035, 3.36%, 01/01/2022	429,061	456,621
Pool 470414, 3.37%, 01/01/2022	955,448	984,567
Pool AM5883, 3.41%, 05/01/2024	2,000,000	2,137,258
Pool 469760, 3.42%, 12/01/2021	4,078,724	4,353,985
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,331,870
Pool 469683, 3.54%, 11/01/2021	2,375,499	2,559,843
Pool AM6060, 3.55%, 06/01/2029	1,981,642	2,123,491
Pool 471656, 3.60%, 06/01/2030	784,835	840,352
Pool AM7220, 3.60%, 11/01/2032	1,046,743	1,129,359
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,200,075
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,450,341
Pool AM4667, 3.69%, 11/01/2023	1,181,658	1,288,297
Pool 466856, 3.74%, 12/01/2020	1,746,638	1,897,045
Pool AM3096, 3.79%, 05/01/2043	382,066	413,130
Pool 469075, 3.82%, 09/01/2021	714,315	781,285
Pool AM5901, 3.82%, 06/01/2029	2,975,187	3,263,254
Pool 466973, 3.85%, 01/01/2021	5,325,014	5,865,499
Pool 469548, 3.90%, 11/01/2021	1,686,260	1,851,145
Pool 469094, 3.90%, 09/01/2026	208,992	227,349
Pool 468980, 3.95%, 09/01/2021	760,645	836,082
Pool 468263, 3.98%, 06/01/2021	4,742,301	5,211,626
Pool 468648, 4.00%, 07/01/2021	2,365,180	2,583,713
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,093,471
Pool 467985, 4.08%, 05/01/2018	1,810,474	1,937,822
Pool AM4154, 4.08%, 08/01/2025	1,053,287	1,182,863
Pool 465585, 4.10%, 07/01/2020	1,032,204	1,136,404
Pool 466934, 4.10%, 01/01/2021	480,841	527,893
Pool AM2974, 4.10%, 04/01/2043	1,155,263	1,286,301
Pool 468410, 4.13%, 06/01/2021	357,237	396,242
Pool 470044, 4.15%, 01/01/2027	2,497,843	2,825,669
Pool 465435, 4.22%, 07/01/2020	446,733	493,532
Pool 467052, 4.23%, 01/01/2021	946,302	1,051,011
Pool 467899, 4.23%, 04/01/2021	446,756	497,336
Pool 469501, 4.28%, 11/01/2029	1,340,728	1,534,334
Pool 467460, 4.33%, 04/01/2021	756,953	846,533
Pool 464304, 4.36%, 01/01/2020	3,061,692	3,384,310
Pool AM5386, 4.37%, 03/01/2030	1,089,233	1,233,435
Pool 463873, 4.38%, 11/01/2019	419,591	461,903
Pool 464855, 4.38%, 04/01/2020	912,696	1,009,438
Pool 464772, 4.41%, 03/01/2020	1,829,755	2,027,405
Pool 464223, 4.44%, 01/01/2020	761,703	843,457
Pool 467315, 4.46%, 02/01/2021	9,473,156	10,625,219
Pool 467732, 4.57%, 04/01/2021	283,295	319,734
Pool 465256, 4.65%, 06/01/2020	2,005,339	2,231,635

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool 469625, 4.68%, 11/01/2041	$2,449,199	$2,899,926
Pool 464133, 4.85%, 01/01/2025	2,063,792	2,343,751
Pool 387659, 4.88%, 12/01/2015	819,495	836,133
Pool 387560, 4.98%, 09/01/2015	421,201	425,936
Pool 387517, 5.02%, 08/01/2020	634,367	688,266
Pool 463944, 5.06%, 12/01/2024	2,034,155	2,392,201
Pool 873236, 5.09%, 02/01/2016	513,393	525,693
Pool 466907, 5.13%, 03/01/2026	403,451	463,771
Pool 387215, 5.19%, 01/01/2023	452,396	510,441
Pool 465394, 5.20%, 03/01/2026	542,948	624,822
Pool 385993, 5.23%, 04/01/2021	3,651,893	4,030,442
Pool 463895, 5.25%, 10/01/2025	3,240,982	3,786,073
Pool 468996, 5.27%, 06/01/2029	1,193,581	1,348,552
Pool 468520, 5.29%, 01/01/2028	1,424,418	1,665,261
Pool 958081, 5.36%, 01/01/2019	3,005,136	3,365,376
Pool 873470, 5.42%, 03/01/2016	1,509,542	1,553,598
Pool 464523, 5.51%, 07/01/2024	1,066,161	1,273,341
Pool 874487, 5.52%, 05/01/2025	512,561	613,828
Pool 463144, 5.54%, 08/01/2024	1,475,750	1,678,240
Pool 873550, 5.55%, 04/01/2024	234,037	273,875
Pool 463000, 5.58%, 08/01/2021	1,270,151	1,419,232
Pool 467505, 5.66%, 03/01/2023	832,741	989,967
Pool 874481, 5.75%, 04/01/2022	3,572,714	4,089,167
Pool 463507, 5.76%, 03/01/2027	3,427,522	4,091,185
Pool 464296, 5.86%, 01/01/2028 (a)	1,902,658	1,902,658
Pool 873731, 5.88%, 07/01/2023	1,245,427	1,432,377
Pool 465990, 5.94%, 07/01/2027	472,945	537,125
Pool 387005, 5.95%, 06/01/2022	358,086	417,098
Pool 873949, 5.95%, 09/01/2024	1,288,689	1,470,745
Pool 463657, 5.96%, 10/01/2027	1,135,782	1,378,527
Pool 463839, 5.96%, 11/01/2027	671,684	815,153
Pool 873679, 6.10%, 06/01/2024	452,527	525,824
Pool 467914, 6.10%, 04/01/2041	528,867	660,061
Pool 463997, 6.12%, 12/01/2027	970,420	1,111,342
Pool 958614, 6.22%, 04/01/2027	371,376	440,199
Pool 464836, 6.23%, 03/01/2028	1,733,048	1,999,373
Pool 465259, 6.29%, 04/01/2028	1,278,366	1,482,260
Pool 385229, 6.33%, 09/01/2017	1,096,414	1,173,885
Pool 465260, 6.33%, 06/01/2028	1,567,458	1,820,724
Pool 464254, 6.34%, 11/01/2027	2,549,260	2,888,723
Pool 464969, 6.34%, 04/01/2028	2,588,178	3,099,196
Pool 464890, 6.37%, 04/01/2028	1,472,925	1,692,710
Pool 874736, 6.43%, 10/01/2025	454,420	525,260
Pool 464632, 6.50%, 02/01/2028	491,520	603,834
Pool 465588, 6.55%, 07/01/2028	594,934	739,879
Pool 466756, 6.59%, 12/01/2028	1,810,003	2,318,347
Pool 464473, 6.60%, 02/01/2040	1,078,891	1,360,996
Pool 464573, 6.72%, 02/01/2040	2,265,506	3,055,285
Pool 466595, 6.78%, 11/01/2025	3,708,522	4,569,488
Pool 469854, 8.26%, 12/01/2026	1,613,657	1,980,887
		323,357,534

FNMA Single Family - 21.90%
Pool AB5779, 3.00%, 07/01/2042	310,323	316,998
Pool AB6333, 3.00%, 09/01/2042	3,103,013	3,169,720
Pool AP7482, 3.00%, 09/01/2042	2,081,653	2,126,437
Pool AP9712, 3.00%, 09/01/2042	1,872,641	1,912,928
Pool AB6817, 3.00%, 10/01/2042	353,583	361,190
Pool AB7486, 3.00%, 12/01/2042	3,012,780	3,077,248
Pool AR5591, 3.00%, 01/01/2043	1,718,492	1,755,482
Pool AB8571, 3.00%, 02/01/2043	5,660,572	5,782,417
Pool AR1739, 3.00%, 02/01/2043	1,021,153	1,043,104
Pool AT1983, 3.00%, 04/01/2043	6,228,588	6,357,593
Pool AB9496, 3.00%, 05/01/2043	651,648	665,583
Pool AR6415, 3.00%, 05/01/2043	1,627,075	1,660,953
Pool AT0343, 3.00%, 05/01/2043	1,371,986	1,400,243
Pool TBA, 3.50%, 03/01/2040	4,820,347	5,051,855
Pool AK2387, 3.50%, 02/01/2042	812,538	852,684
Pool AO0836, 3.50%, 05/01/2042	1,638,227	1,719,869
Pool AO3210, 3.50%, 06/01/2042	804,526	844,584
Pool AP2097, 3.50%, 08/01/2042	363,014	381,370
Pool AS0092, 3.50%, 07/01/2043	2,065,577	2,167,634
Pool AU1769, 3.50%, 08/01/2043	2,308,790	2,422,864
Pool AX3104, 3.50%, 09/01/2044	1,253,425	1,315,355
Pool AX0901, 3.50%, 10/01/2044	4,020,965	4,219,634
Pool AS3724, 3.50%, 11/01/2044	7,190,644	7,545,921

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool AX2559, 3.50%, 11/01/2044	$2,823,428	$2,962,928
Pool AS3925, 3.50%, 12/01/2044	1,905,762	1,999,923
Pool AX4858, 3.50%, 12/01/2044	7,737,118	8,119,396
Pool AY1745, 3.50%, 12/01/2044	1,192,855	1,251,792
Pool AS4238, 3.50%, 01/01/2045	1,499,100	1,573,168
Pool AX7551, 3.50%, 01/01/2045	4,355,124	4,570,303
Pool AS4392, 3.50%, 02/01/2045	1,273,544	1,336,468
Pool AY4388, 3.50%, 02/01/2045	1,978,560	2,081,020
Pool AS4536, 3.50%, 03/01/2045	4,659,415	4,889,629
Pool AY5019, 3.50%, 03/01/2045	4,566,925	4,792,569
Pool AC1837, 4.00%, 08/01/2039	445,444	478,643
Pool AE5434, 4.00%, 10/01/2040	575,092	617,320
Pool AE9905, 4.00%, 10/01/2040	590,930	633,916
Pool AE7634, 4.00%, 11/01/2040	764,287	821,343
Pool AE7705, 4.00%, 11/01/2040	599,831	642,387
Pool AE8205, 4.00%, 11/01/2040	403,188	432,596
Pool AE8779, 4.00%, 12/01/2040	137,777	147,813
Pool AH0540, 4.00%, 12/01/2040	127,848	136,795
Pool AH2978, 4.00%, 01/01/2041	614,208	659,345
Pool AH2979, 4.00%, 01/01/2041	329,534	355,603
Pool AH5274, 4.00%, 01/01/2041	1,330,605	1,428,373
Pool AH5643, 4.00%, 01/01/2041	724,679	779,208
Pool AH5665, 4.00%, 02/01/2041	1,130,316	1,215,226
Pool AH5670, 4.00%, 02/01/2041	715,346	767,577
Pool AH5671, 4.00%, 02/01/2041	614,318	657,306
Pool AH5672, 4.00%, 02/01/2041	375,323	403,852
Pool AH6770, 4.00%, 03/01/2041	741,763	795,568
Pool AH7282, 4.00%, 03/01/2041	902,880	969,231
Pool AH8877, 4.00%, 04/01/2041	374,245	404,202
Pool AI0124, 4.00%, 04/01/2041	105,277	112,935
Pool AI9871, 4.00%, 09/01/2041	1,411,448	1,513,841
Pool AJ3460, 4.00%, 09/01/2041	541,294	580,265
Pool AJ4024, 4.00%, 10/01/2041	949,947	1,017,992
Pool AJ5285, 4.00%, 11/01/2041	945,259	1,014,489
Pool AJ7662, 4.00%, 12/01/2041	919,245	985,840
Pool AU9998, 4.00%, 09/01/2043	2,370,967	2,536,879
Pool AS0716, 4.00%, 10/01/2043	5,694,955	6,093,469
Pool AU6713, 4.00%, 10/01/2043	2,209,310	2,363,911
Pool AU6721, 4.00%, 10/01/2043	4,172,314	4,464,279
Pool AU8404, 4.00%, 10/01/2043	1,340,398	1,434,195
Pool AV0191, 4.00%, 10/01/2043	834,157	892,529
Pool AV0214, 4.00%, 10/01/2043	2,061,897	2,206,182
Pool AS0929, 4.00%, 11/01/2043	5,115,188	5,473,133
Pool AU6992, 4.00%, 11/01/2043	1,778,877	1,920,939
Pool AU6999, 4.00%, 11/01/2043	2,927,397	3,156,679
Pool AU7007, 4.00%, 11/01/2043	6,394,961	6,842,460
Pool AS1368, 4.00%, 12/01/2043	5,007,674	5,358,095
Pool AV0670, 4.00%, 12/01/2043	8,110,208	8,677,733
Pool AS1427, 4.00%, 01/01/2044	1,806,469	1,941,856
Pool AV2348, 4.00%, 01/01/2044	8,507,566	9,102,898
Pool AV6342, 4.00%, 01/01/2044	2,127,598	2,276,481
Pool AW0278, 4.00%, 01/01/2044	2,441,941	2,612,820
Pool AS1671, 4.00%, 02/01/2044	1,719,295	1,839,606
Pool AV5020, 4.00%, 02/01/2044	7,334,431	7,847,670
Pool AS1877, 4.00%, 03/01/2044	1,472,681	1,575,738
Pool AV7087, 4.00%, 03/01/2044	7,176,961	7,679,181
Pool AS2127, 4.00%, 04/01/2044	2,038,905	2,181,581
Pool AV7157, 4.00%, 04/01/2044	9,836,156	10,525,245
Pool AW0985, 4.00%, 05/01/2044	10,081,448	10,789,231
Pool AW3597, 4.00%, 06/01/2044	7,047,710	7,542,880
Pool AW5358, 4.00%, 06/01/2044	1,637,818	1,752,428
Pool AW6680, 4.00%, 06/01/2044	2,400,497	2,569,156
Pool AS2826, 4.00%, 07/01/2044	14,342,984	15,348,783
Pool AW8968, 4.00%, 07/01/2044	3,852,204	4,123,257
Pool AS3009, 4.00%, 08/01/2044	5,856,259	6,267,998
Pool AW8540, 4.00%, 08/01/2044	4,838,203	5,178,385
Pool AW9273, 4.00%, 08/01/2044	1,754,541	1,877,997
Pool AS3247, 4.00%, 09/01/2044	2,989,294	3,199,298
Pool AS3493, 4.00%, 10/01/2044	2,414,783	2,585,061
Pool AX0902, 4.00%, 10/01/2044	3,018,625	3,231,494
Pool AX3165, 4.00%, 10/01/2044	3,687,428	3,945,462
Pool AS3951, 4.00%, 11/01/2044	1,085,998	1,162,634
Pool AX2558, 4.00%, 11/01/2044	1,020,557	1,092,579
Pool AX4856, 4.00%, 12/01/2044	3,043,231	3,258,151
Pool AX7550, 4.00%, 12/01/2044	1,108,056	1,188,136
Pool AY5025, 4.00%, 03/01/2045	4,254,755	4,555,894

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool AC4095, 4.50%, 09/01/2039	$17,384	$18,933
Pool 890226, 4.50%, 08/01/2040	10,406,354	11,354,986
Pool AD8493, 4.50%, 08/01/2040	860,444	938,558
Pool AE3014, 4.50%, 09/01/2040	719,063	784,329
Pool AE7635, 4.50%, 10/01/2040	242,046	263,124
Pool AH5666, 4.50%, 01/01/2041	250,797	272,655
Pool AH5644, 4.50%, 02/01/2041	454,715	498,636
Pool AH6769, 4.50%, 03/01/2041	2,780,634	3,049,110
Pool AH7512, 4.50%, 03/01/2041	799,208	875,515
Pool AH8880, 4.50%, 04/01/2041	850,018	936,399
Pool AH8881, 4.50%, 04/01/2041	1,389,978	1,519,834
Pool AI0125, 4.50%, 04/01/2041	1,152,882	1,257,273
Pool AI2268, 4.50%, 04/01/2041	1,083,244	1,181,694
Pool AI3491, 4.50%, 06/01/2041	3,186,005	3,476,357
Pool AI5362, 4.50%, 06/01/2041	2,413,301	2,633,237
Pool AI6148, 4.50%, 07/01/2041	803,603	873,701
Pool AI6155, 4.50%, 07/01/2041	2,531,386	2,764,172
Pool AI8446, 4.50%, 07/01/2041	586,157	639,000
Pool AI8166, 4.50%, 08/01/2041	2,090,906	2,282,319
Pool AI8167, 4.50%, 08/01/2041	1,789,904	1,954,132
Pool AI9872, 4.50%, 09/01/2041	1,090,470	1,185,608
Pool AJ4025, 4.50%, 10/01/2041	983,246	1,073,868
Pool AV0226, 4.50%, 10/01/2043	920,778	1,003,813
Pool AV6346, 4.50%, 01/01/2044	1,164,689	1,266,577
Pool 890230, 5.00%, 07/01/2040	12,347,944	13,709,643
Pool AD8500, 5.00%, 08/01/2040	880,791	976,834
Pool AH6772, 5.00%, 03/01/2041	289,532	323,427
Pool AH8879, 5.00%, 04/01/2041	597,838	667,642
Pool AI3492, 5.00%, 06/01/2041	635,938	705,296
Pool AI6154, 5.00%, 07/01/2041	551,441	615,830
Pool 890246, 5.50%, 11/01/2038	4,160,266	4,673,770
Pool 890247, 6.00%, 09/01/2038	6,479,160	7,372,999
Pool 886136, 6.50%, 07/01/2036	197,168	225,493
Pool 900106, 6.50%, 08/01/2036	69,395	79,364
Pool 900649, 6.50%, 09/01/2036	181,347	207,398
Pool 947771, 6.50%, 09/01/2037	105,660	120,859
		357,755,296

GNMA Multifamily - 24.60%
Pool 2013-73, 0.98%, 12/16/2035	940,209	926,069
Pool 2013-45, 1.45%, 10/16/2040	1,336,075	1,308,930
Pool 2013-61 A, 1.45%, 01/16/2043	596,549	584,997
Pool 2013-30 A, 1.50%, 05/16/2042	1,551,378	1,514,461
Pool 2013-85 A, 1.55%, 09/16/2046	3,990,310	3,784,977
Pool 2013-7 AC, 1.60%, 03/16/2047	2,362,986	2,299,575
Pool 2012-27 A, 1.61%, 07/16/2039	1,224,632	1,208,539
Pool 2012-139 AB, 1.67%, 02/16/2053	436,854	414,543
Pool 2013-118, 1.70%, 06/16/2036	4,693,131	4,667,393
Pool 2013-50, 1.73%, 05/16/2045	2,873,271	2,799,684
Pool 2013-29 AB, 1.77%, 10/16/2045	2,614,651	2,557,720
Pool 2012-144 AD, 1.77%, 01/16/2053	2,852,215	2,747,328
Pool 2013-179 A, 1.80%, 07/16/2037	2,583,682	2,570,053
Pool 2012-99 AE, 1.80%, 02/16/2048	5,225,899	5,038,817
Pool 2013-12 AB, 1.83%, 11/16/2052	292,723	284,563
Pool 2013-72, 1.88%, 05/16/2046	6,632,188	6,437,832
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,748,072	2,658,457
Pool 2014-168 A, 1.90%, 06/16/2041	894,899	888,856
Pool 2012-150 AB, 1.90%, 08/16/2044	229,474	225,572
Pool 2012-120 A, 1.90%, 02/16/2053	3,665,940	3,491,445
Pool 2014-52 A, 1.95%, 09/16/2036	973,590	976,296
Pool 2013-154 A, 1.95%, 02/16/2044	2,415,048	2,425,061
Pool 2013-155 A, 1.95%, 03/16/2044	6,650,798	6,628,112
Pool 2012-83 AB, 1.98%, 05/16/2045	3,733,773	3,665,941
Pool 2013-176 AB, 2.00%, 11/16/2038	1,416,831	1,413,516
Pool 2013-107 A, 2.00%, 05/16/2040	180,139	178,122
Pool 2013-92 AB, 2.00%, 02/16/2043	1,805,374	1,789,964
Pool 2013-143, 2.00%, 04/16/2043	242,465	242,192
Pool 2013-128 AB, 2.00%, 10/16/2051	3,415,426	3,284,198
Pool 2012-72 AB, 2.03%, 02/16/2046	1,733,972	1,699,826
Pool AA7789, 2.04%, 11/15/2052	7,136,573	6,458,856
Pool 2012-112 AD, 2.09%, 02/16/2053	1,857,338	1,803,771
Pool 2012-2 AB, 2.11%, 03/16/2037	1,169,932	1,169,767
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	383,501	372,183
Pool AA8478, 2.15%, 05/15/2035	385,011	344,790
Pool AA8479, 2.15%, 11/15/2035	797,968	713,461
Pool 2014-67 A, 2.15%, 05/16/2039	3,803,491	3,817,963

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool 2014-13 BA, 2.15%, 06/16/2040	$4,578,684	$4,608,967
Pool 2012-70 AB, 2.18%, 08/16/2052	851,865	830,353
Pool 2011-58 A, 2.19%, 10/16/2033	93,719	94,030
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,150,548
Pool 2014-78 A2, 2.20%, 04/16/2047	4,723,212	4,742,043
Pool 2013-94 AB, 2.20%, 03/16/2054	602,003	591,433
Pool 2011-16 A, 2.21%, 11/16/2034	142,173	142,237
Pool 2011-31 A, 2.21%, 12/16/2035	727,048	730,152
Pool 2014-75 A, 2.21%, 06/16/2047	2,768,877	2,783,699
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,119,909
Pool AC5324, 2.23%, 09/15/2032	2,872,259	2,611,933
Pool 2012-111 AB, 2.25%, 09/16/2052	13,903,425	13,793,949
Pool 2014-29 AB, 2.30%, 01/16/2041	4,631,584	4,651,551
Pool 2014-130 CA, 2.30%, 11/16/2042	1,189,037	1,186,850
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,446,937
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,500,000	5,179,388
Pool 798583, 2.37%, 08/15/2047	5,069,567	4,754,536
Pool AC3613, 2.39%, 01/15/2048	4,690,366	4,342,601
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	246,937	246,984
Pool 2011-109 A, 2.45%, 07/16/2032	592,846	593,622
Pool 778465, 2.45%, 09/15/2047	1,768,636	1,708,435
Pool AC9553, 2.47%, 02/15/2048	9,692,169	8,774,457
Pool AE4484, 2.50%, 06/15/2048	4,101,116	3,876,429
Pool 2013-193 AE, 2.50%, 10/16/2054	2,632,024	2,626,334
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	613,684
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	10,823,818	10,798,154
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	7,869,598	7,821,286
Pool 2014-153 AC, 2.60%, 06/16/2055	4,830,900	4,821,905
Pool 591746, 2.63%, 06/15/2048	849,557	804,928
Pool 2014-88, 2.64%, 06/16/2054 (b)	2,327,375	2,335,900
Pool AB8527, 2.65%, 04/15/2054	2,259,456	2,273,991
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,774,248	2,757,289
Pool 2011-64 AD, 2.70%, 11/16/2038	43,704	43,745
Pool 2014-125 A, 2.70%, 03/16/2047	1,983,369	1,988,661
Pool 2012-112 B, 2.70%, 01/16/2053	5,535,000	5,316,296
Pool 2014-175 AC, 2.70%, 08/15/2055	3,489,020	3,476,439
Pool AA1574, 2.73%, 07/15/2032	2,408,346	2,317,465
Pool AC3668, 2.73%, 04/15/2043	6,686,381	6,570,745
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,943,307
Pool 779493, 2.79%, 04/15/2052	581,670	552,083
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	4,094,330	4,092,766
Pool 2014-89 AB, 2.80%, 05/16/2054	3,966,475	4,023,862
Pool 2014-186 AH, 2.80%, 08/16/2054	5,436,563	5,430,806
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	6,058,438	6,064,763
Pool 2012-35 A, 2.83%, 10/16/2043	144,644	146,476
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	5,099,826	5,156,827
Pool 2011-6 AC, 2.85%, 12/16/2037	750,000	755,087
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	857,573	861,773
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,819,400	2,818,985
Pool AA2216, 2.87%, 01/15/2054	932,045	948,809
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	3,476,823	3,481,086
Pool AD6658, 2.97%, 01/15/2036	1,557,859	1,519,971
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	504,340
Pool 2011-143 A, 3.00%, 07/16/2043	5,843,601	5,959,707
Pool 793935, 3.00%, 05/15/2047	1,676,383	1,655,321
Pool 777721, 3.00%, 07/15/2048	2,150,197	2,178,567
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	4,699,266	4,734,830
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,186,636
Pool 2015-22 B, 3.00%, 07/16/2056 (a) (b)	2,875,000	2,829,742
Pool AF4094, 3.05%, 08/15/2035	3,739,612	3,779,187
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,510,554
Pool 2014-47 AG, 3.09%, 02/16/2048	1,974,525	1,995,751
Pool AE4487, 3.10%, 02/15/2047	720,898	731,976
Pool AG9159, 3.12%, 10/15/2049	3,979,922	4,084,684
Pool AK7838, 3.21%, 05/15/2042	3,009,507	3,097,352
Pool 2012-9 A, 3.22%, 05/16/2039	1,163,162	1,185,261
Pool AK7840, 3.25%, 03/15/2050	2,183,000	2,254,790
Pool AI1113, 3.37%, 01/15/2050	2,996,442	3,123,692
Pool AE2122, 3.47%, 03/15/2049	4,640,638	4,775,777
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,332,140
Pool 777717, 3.50%, 01/15/2033	1,081,926	1,155,303
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,978,005
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	4,830,109	5,003,003
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,542,829
Pool AD8950, 3.51%, 09/15/2048	3,696,077	3,856,125
Pool Santa Barbara, 3.51%, 01/01/2050 (a)	2,691,300	2,928,449

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool AA8513, 3.60%, 03/15/2048	$788,190	$839,231
Pool AD8931, 3.60%, 07/15/2048	2,497,267	2,658,908
Pool AC6851, 3.62%, 08/15/2048	4,983,811	5,185,412
Pool AC6852, 3.62%, 08/15/2048	5,258,077	5,470,773
Pool AC6853, 3.62%, 08/15/2048	2,938,568	3,057,436
Pool 773174, 3.63%, 03/15/2047	1,370,414	1,435,235
Pool 727108, 3.64%, 02/15/2047	1,335,424	1,398,551
Pool AE9650, 3.65%, 08/15/2048	3,037,627	3,159,315
Pool AG5019, 3.73%, 03/15/2049	5,926,245	6,401,682
Pool 661707, 3.75%, 12/15/2054	2,481,786	2,679,988
Pool AG7484, 3.83%, 03/15/2049	1,467,247	1,581,910
Pool 749013, 3.88%, 10/15/2049	482,310	509,898
Pool 768250, 4.01%, 08/15/2052	2,523,790	2,703,132
Pool AF8133, 4.12%, 06/15/2037	1,709,201	1,839,801
Pool 760521, 4.13%, 09/15/2053	7,493,702	8,070,601
Pool 749575, 4.25%, 11/15/2046	3,057,452	3,249,686
Pool 758139, 4.25%, 02/15/2053	193,497	211,326
Pool AF9883, 4.46%, 09/15/2042	4,061,875	4,531,851
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,840,702
Pool 749167, 4.64%, 04/15/2052	2,414,268	2,584,525
Pool AF8136, 4.70%, 04/15/2044	1,360,008	1,461,177
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,995,460
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	10,965	11,191
Pool 712102, 5.15%, 11/15/2032	505,471	527,895
Pool 735994, 5.15%, 08/15/2051	1,014,754	1,080,559
Pool 734980, 5.25%, 11/15/2051	1,126,742	1,199,864
Pool 699710, 5.43%, 07/15/2044	376,808	391,441
Pool 653889, 5.88%, 01/15/2043	174,894	179,530
Pool 637911, 6.00%, 07/15/2035	393,374	393,807
Pool 636413, 6.25%, 04/15/2036	681,999	686,318
Pool 643896, 6.50%, 06/15/2049	1,301,953	1,351,651
		401,791,173

GNMA Single Family - 4.94%
Pool AD1699, 3.00%, 02/15/2043	5,065,964	5,215,644
Pool 778944, 3.50%, 03/15/2042	805,808	847,796
Pool 779075, 3.50%, 04/15/2042	1,092,925	1,150,225
Pool 779209, 3.50%, 05/15/2042	942,866	997,975
Pool 779354, 3.50%, 06/15/2042	1,124,963	1,184,087
Pool AB2735, 3.50%, 08/15/2042	1,112,605	1,170,941
Pool 737576, 4.00%, 11/15/2040	74,719	80,510
Pool 737712, 4.00%, 12/15/2040	1,493,239	1,608,916
Pool 757173, 4.00%, 12/20/2040	530,275	568,412
Pool 737837, 4.00%, 01/15/2041	1,290,014	1,385,675
Pool 759104, 4.00%, 01/15/2041	788,699	860,148
Pool 2759436, 4.00%, 01/20/2041	327,726	351,038
Pool 2759466, 4.00%, 01/20/2041	1,101,338	1,174,302
Pool 759191, 4.00%, 02/15/2041	632,011	686,484
Pool 2759301, 4.00%, 02/20/2041	940,405	1,012,644
Pool 2763042, 4.00%, 04/20/2041	148,776	158,384
Pool 738629, 4.00%, 08/15/2041	1,325,561	1,427,717
Pool 738630, 4.00%, 08/15/2041	803,433	877,286
Pool 770515, 4.00%, 08/15/2041	1,772,343	1,925,643
Pool 738735, 4.00%, 09/15/2041	1,511,050	1,627,534
Pool 738954, 4.00%, 11/15/2041	806,955	881,012
Pool 778766, 4.00%, 01/15/2042	1,246,141	1,354,408
Pool 778847, 4.00%, 02/15/2042	841,691	904,414
Pool AF3781, 4.00%, 09/15/2043	2,437,085	2,619,108
Pool AG8734, 4.00%, 12/15/2043	2,641,910	2,839,385
Pool 717198, 4.50%, 06/15/2039	870,446	954,450
Pool 714594, 4.50%, 07/15/2039	261,558	289,910
Pool 720208, 4.50%, 07/15/2039	882,263	985,140
Pool 726402, 4.50%, 10/15/2039	105,190	116,406
Pool 728954, 4.50%, 12/15/2039	575,404	632,019
Pool 729017, 4.50%, 01/15/2040	1,030,619	1,133,100
Pool 737051, 4.50%, 03/15/2040	637,868	708,732
Pool 737222, 4.50%, 05/15/2040	690,243	768,672
Pool 698160, 4.50%, 07/15/2040	968,842	1,066,411
Pool 748456, 4.50%, 08/15/2040	880,231	980,017
Pool 738152, 4.50%, 04/15/2041	1,151,022	1,267,004
Pool 762882, 4.50%, 04/15/2041	761,546	847,195
Pool 738267, 4.50%, 05/15/2041	798,204	878,187
Pool 763543, 4.50%, 05/15/2041	405,619	444,764
Pool 738397, 4.50%, 06/15/2041	1,865,780	2,073,605
Pool 770396, 4.50%, 06/15/2041	674,566	747,299
Pool 2783417, 4.50%, 08/20/2041	10,412,968	11,345,841

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool 688624, 5.00%, 05/15/2038	$368,566	$412,709
Pool 411105, 5.00%, 01/15/2039	256,520	290,820
Pool 439079, 5.00%, 02/15/2039	234,118	264,315
Pool 646728, 5.00%, 03/15/2039	90,129	100,545
Pool 646750, 5.00%, 04/15/2039	239,293	266,780
Pool 646777, 5.00%, 05/15/2039	263,062	293,770
Pool 720288, 5.00%, 08/15/2039	630,684	713,395
Pool 722944, 5.00%, 08/15/2039	471,541	530,069
Pool 726290, 5.00%, 09/15/2039	1,009,601	1,146,259
Pool 723006, 5.00%, 10/15/2039	699,619	791,479
Pool 726403, 5.00%, 10/15/2039	548,552	619,304
Pool 737055, 5.00%, 03/15/2040	591,985	661,994
Pool 658393, 5.00%, 06/15/2040	707,260	791,203
Pool 2783418, 5.00%, 06/20/2040	7,745,083	8,366,199
Pool 684677, 5.50%, 03/15/2038	354,306	400,805
Pool 684802, 5.50%, 04/15/2038	204,489	231,195
Pool 688625, 5.50%, 05/15/2038	289,962	328,332
Pool 2688636, 5.50%, 05/20/2038	387,406	428,359
Pool 690974, 5.50%, 06/15/2038	185,211	209,372
Pool 2690973, 5.50%, 06/20/2038	242,304	267,867
Pool 2691179, 5.50%, 06/20/2038	169,058	186,557
Pool 693574, 5.50%, 07/15/2038	79,890	90,312
Pool 2409120, 5.50%, 07/20/2038	375,357	415,844
Pool 2700671, 5.50%, 10/20/2038	356,828	394,548
Pool 411116, 5.50%, 01/15/2039	180,499	204,092
Pool 705998, 5.50%, 01/15/2039	136,156	153,918
Pool 2684988, 6.00%, 03/20/2038	314,318	355,797
Pool 688626, 6.00%, 05/15/2038	312,966	356,555
Pool 2688637, 6.00%, 05/20/2038	138,763	156,892
Pool 2693900, 6.00%, 07/20/2038	169,258	191,535
Pool 696513, 6.00%, 08/15/2038	196,365	224,056
Pool 2696843, 6.00%, 08/20/2038	282,074	319,735
Pool 699255, 6.00%, 09/15/2038	660,914	763,043
Pool 2698997, 6.00%, 09/20/2038	357,248	405,516
Pool 705999, 6.00%, 01/15/2039	282,550	322,358
Pool 2706407, 6.00%, 01/20/2039	74,266	84,055
Pool 582048, 6.50%, 01/15/2032	32,752	37,484
Pool 2696844, 6.50%, 08/20/2038	247,411	281,174
Pool 2698998, 6.50%, 09/20/2038	65,807	68,089
Pool 2706408, 6.50%, 01/20/2039	290,470	332,190
Pool 530199, 7.00%, 03/20/2031	55,641	57,297
		80,664,258

HUD - 0.91%
2011-A, 2.05%, 08/01/2019	800,000	819,827
TBA, 2.66%, 08/01/2016	1,000,000	1,027,722
2010-A, 3.30%, 08/01/2019	5,718,000	6,164,244
Regional, 4.48%, 08/01/2016	2,500,000	2,630,365
0614, 5.51%, 08/01/2020	1,000,000	1,068,183
0620, 5.77%, 08/01/2026	3,000,000	3,190,308
		14,900,649

Small Business Administration - 3.42%
Pool 507253, 0.50%, 05/25/2030 (b)	93,026	92,432
Pool 507766, 0.58%, 07/25/2031 (b)	108,707	108,200
Pool 508901, 0.60%, 07/25/2020 (b)	225,983	223,402
Pool 508206, 0.60%, 09/25/2032 (b)	81,711	81,403
Pool 508298, 0.60%, 01/25/2033 (b)	342,289	340,693
Pool 508506, 0.63%, 06/25/2033 (b)	340,426	337,166
Pool 508716, 0.82%, 06/25/2034 (b)	535,735	539,527
Pool 508890, 0.90%, 06/25/2020 (b)	239,207	239,584
Pool Napoli Granite, 1.13%, 09/27/2022 (b)	405,548	417,735
Pool 4334715001, 1.25%, 01/05/2020 (b)	5,251	5,367
Pool American, 1.25%, 08/30/2022 (b)	755,724	784,536
Pool Cleburne, 1.25%, 08/30/2022 (b)	507,047	527,076
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	158,781	163,507
Pool 509347, 1.25%, 11/25/2022 (b)	557,900	561,109
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	88,431	91,125
Pool Gentleden, 1.25%, 04/10/2023 (b)	226,753	233,869
Pool 509392, 1.25%, 07/25/2023 (b)	1,785,524	1,794,960
Pool Juice It Up, 1.25%, 09/19/2023 (b)	196,876	203,164
Pool 509409, 1.25%, 09/25/2023 (b)	1,483,505	1,492,586
Pool 509596, 1.25%, 11/25/2024 (b)	1,170,465	1,178,978
Pool Charles Corner, 1.25%, 04/29/2034 (b)	514,843	535,880
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	288,655	300,545
Pool 508969, 1.25%, 09/25/2035 (b)	402,158	413,715

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Pool 508994, 1.25%, 01/25/2036 (b)	$239,625	$246,380
Pool 509084, 1.25%, 07/25/2036 (b)	263,979	272,013
Pool 509133, 1.25%, 09/25/2036 (b)	1,750,010	1,803,191
Pool 509225, 1.25%, 04/25/2037 (b)	1,617,127	1,658,296
Pool 509348, 1.25%, 02/25/2038 (b)	1,523,072	1,568,812
Pool 509350, 1.25%, 03/25/2038 (b)	2,576,364	2,640,827
Pool 509391, 1.25%, 06/25/2038 (b)	3,362,482	3,461,898
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	312,338	325,008
Pool 509417, 1.25%, 10/25/2038 (b)	2,943,233	3,033,015
Pool 509460, 1.25%, 01/25/2039 (b)	3,798,440	3,914,904
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	309,250	321,821
Pool 509491, 1.25%, 02/25/2039 (b)	5,842,384	6,016,872
Pool 509541, 1.25%, 08/25/2039 (b)	2,103,571	2,165,336
Pool 509573, 1.25%, 09/25/2039 (b)	3,411,265	3,474,676
Pool 509575, 1.25%, 10/25/2039 (b)	3,534,159	3,601,536
Pool 3046316007, 2.13%, 12/03/2032 (b)	245,331	251,216
Pool Premie, 3.08%, 08/29/2038 (b)	746,657	839,744
Pool Animal, 3.33%, 06/04/2023 (b)	385,585	425,092
Pool Dynamic, 3.58%, 08/05/2023 (b)	150,101	166,567
Pool Econolodge, 3.58%, 09/11/2037 (b)	880,267	1,010,699
Pool 522053, 3.77%, 05/25/2026 (b)	410,109	459,637
Pool 521984, 3.91%, 10/25/2038 (b)	587,734	670,637
Pool 521967, 3.97%, 06/25/2038 (b)	3,307,863	3,777,348
Pool 521970, 4.08%, 07/25/2038 (b)	1,056,895	1,226,478
Pool 522029, 4.17%, 02/25/2039 (b)	128,429	148,538
Pool 522020, 4.20%, 02/25/2026 (b)	455,509	510,235
Pool Joliba, 4.33%, 07/19/2023 (b)	324,413	367,819
Pool Schatz, 4.33%, 10/04/2023 (b)	30,768	34,917
Pool Valeri, 4.88%, 11/15/2023 (b)	76,168	87,228
Pool Buck Pizza, 5.23%, 07/15/2024	63,654	68,183
Pool 7530434005, 5.27%, 06/29/2024	74,235	79,590
Pool 3829225004, 6.08%, 11/05/2020	471,510	503,241
		55,798,313

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	32,378	36,155
2008-20E, 5.49%, 05/01/2028	110,999	122,552
		158,707

USDA Loan - 0.10%
Pool FSAA & BParent, 4.33%, 08/01/2039 (b)	141,158	148,710
Pool Highland, 5.28%, 07/14/2024	984,366	1,053,419
Pool Manuukaq Association, 5.60%, 04/01/2019 (b)	369,877	407,973
		1,610,102
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,256,049,499)		1,271,213,046

MUNICIPAL BONDS - 21.42%
Arkansas - 0.13%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	249,142
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	506,820
3.38%, 10/01/2018	305,000	309,743
3.85%, 10/01/2019	225,000	229,072
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	428,256
3.40%, 11/01/2020	450,000	460,125
		2,183,158

California - 0.86%
California Statewide Communities Development Authority
0.04%, 05/15/2037 (b) (c)	3,200,000	3,200,000
5.30%, 04/01/2016	370,000	373,334
Livermore Redevelopment Agency
0.02%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	279,392
Los Angeles County Redevelopment Authority
0.48%, 12/01/2015	2,400,000	2,394,936
1.00%, 12/01/2016	1,600,000	1,591,488

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Napa Community Redevelopment Agency
5.60%, 09/01/2018	$350,000	$350,340
Sacramento County Housing Authority
0.13%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	115,000	115,460
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,902,768
		14,112,718

Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	297,112	299,399

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	660,880

Delaware - 0.48%
Delaware State Housing Authority
2.65%, 11/01/2041	8,125,000	7,799,106
5.20%, 07/01/2025 (c)	15,000	15,177
		7,814,283

District of Columbia - 0.10%
District of Columbia
3.88%, 06/15/2045	1,599,197	1,591,281

Florida - 0.72%
Florida State Housing Finance Corp.
0.04%, 09/15/2032 (b) (c)	135,000	135,000
0.04%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	6,666,585	6,568,919
2.80%, 07/01/2041	3,327,855	3,288,486
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	70,000	70,202
Pinellas County Health Facilities Authority
0.01%, 12/01/2024 (b)	140,000	140,000
Pinellas County Housing Finance Authority
0.02%, 10/01/2048 (b)	400,000	400,000
		11,702,607

Illinois - 0.50%
Illinois State Housing Development Authority
0.02%, 08/01/2034 (b) (c)	1,920,000	1,920,000
0.68%, 08/01/2015	150,000	149,903
0.78%, 02/01/2016	665,000	663,737
0.87%, 08/01/2016	675,000	673,022
1.05%, 02/01/2017	690,000	690,062
1.23%, 08/01/2017	1,060,000	1,060,127
2.70%, 01/01/2020	650,000	650,215
2.80%, 07/01/2020	565,000	565,254
3.05%, 07/01/2021	500,000	500,630
3.27%, 07/01/2022	495,000	495,772
3.37%, 01/01/2023	250,000	250,255
3.62%, 01/01/2025	290,000	289,223
3.62%, 07/01/2025	250,000	249,312
		8,157,512

Indiana - 0.14%
Elkhart Indiana County
0.14%, 09/01/2043 (b)	230,000	230,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	298,610
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	755,000	759,545
5.90%, 01/01/2037	445,000	465,150
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	546,392
		2,299,697

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Iowa - 0.09%
Hawkeye Community College
2.60%, 06/01/2022	$245,000	$245,929
Iowa State Finance Authority
2.30%, 09/01/2040	1,088,944	1,070,182
Kirkwood Community College
2.50%, 06/01/2017	120,000	123,763
		1,439,874

Kentucky - 1.14%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,242,858
2.34%, 01/01/2018	1,585,000	1,625,497
2.55%, 07/01/2020	1,435,000	1,442,448
3.00%, 11/01/2041	10,045,000	10,090,504
4.25%, 07/01/2033	3,135,000	3,314,291
5.75%, 07/01/2037	615,000	615,922
5.77%, 07/01/2037	210,000	211,163
6.06%, 07/01/2036	75,000	75,547
		18,618,230

Maine - 0.23%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	311,007
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	999,700
1.44%, 11/15/2017	860,000	857,050
4.00%, 11/15/2024 (c)	1,490,000	1,579,743
		3,747,500

Maryland - 0.66%
Maryland State Community Development Administration
2.36%, 09/01/2018	150,000	152,661
2.49%, 03/01/2019	450,000	458,541
2.86%, 09/01/2040	2,500,000	2,551,925
3.35%, 03/01/2023	705,000	726,580
4.00%, 09/01/2025	3,805,000	3,947,003
6.07%, 09/01/2037	1,465,000	1,490,813
Montgomery County
4.00%, 05/01/2016	1,175,000	1,213,610
4.60%, 05/01/2026	200,000	217,308
		10,758,441

Massachusetts - 1.11%
Chelsea
5.25%, 01/15/2016	260,000	269,019
6.00%, 01/15/2018	260,000	287,269
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	791,630
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	812,691
1.66%, 12/01/2018	845,000	827,956
1.80%, 06/01/2019	870,000	853,966
1.93%, 12/01/2019	895,000	874,970
2.06%, 06/01/2020	915,000	894,074
2.06%, 12/01/2020	400,000	387,152
2.21%, 06/01/2018	210,000	211,313
2.31%, 12/01/2018	330,000	331,178
2.51%, 06/01/2019	160,000	161,645
2.61%, 12/01/2019	600,000	603,942
3.09%, 06/01/2020	200,000	204,612
3.19%, 12/01/2020	315,000	322,236
4.50%, 04/15/2054	3,990,384	4,027,056
4.71%, 12/01/2037	1,995,000	2,058,341
5.21%, 12/01/2016	705,000	718,212
5.55%, 06/01/2025	1,510,000	1,585,681
5.96%, 06/01/2017	565,000	596,713
6.50%, 12/01/2039	1,160,000	1,267,404
		18,087,060

Michigan - 0.08%
Michigan State Housing Development Authority
0.03%, 06/01/2038 (b) (c)	1,260,000	1,260,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Minnesota - 0.05%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	$85,000	$85,128
6.30%, 07/01/2023	750,000	770,475
		855,603

Mississippi - 0.19%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,006,960
1.90%, 12/01/2019	145,000	145,576
		3,152,536

Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2041	410,000	412,550

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,977

New Hampshire - 0.09%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,140,000	1,210,851
5.70%, 01/01/2035	310,000	312,430
		1,523,281

New Jersey - 1.21%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	275,222
3.38%, 09/01/2025	280,000	287,036
4.00%, 09/01/2028	195,000	203,824
New Jersey State Housing & Mortgage Finance Agency
1.90%, 11/01/2015	135,000	135,088
2.13%, 11/01/2016	145,000	144,571
2.38%, 11/01/2017	80,000	80,190
2.69%, 11/01/2018	90,000	89,857
2.70%, 05/01/2019	360,000	363,956
2.80%, 11/01/2019	375,000	379,620
2.99%, 11/01/2019	100,000	99,960
3.05%, 05/01/2020	390,000	395,663
3.27%, 11/01/2020	100,000	100,198
3.35%, 11/01/2020	395,000	401,225
3.45%, 05/01/2021	405,000	414,303
3.55%, 11/01/2021	425,000	435,472
3.57%, 11/01/2021	70,000	70,545
3.65%, 05/01/2022	430,000	443,799
3.72%, 11/01/2022	125,000	126,336
3.80%, 11/01/2022	450,000	465,269
3.90%, 05/01/2023	460,000	477,788
4.00%, 11/01/2023	475,000	494,280
4.10%, 05/01/2024	485,000	503,682
4.20%, 11/01/2024	505,000	524,362
4.57%, 11/01/2027	900,000	909,666
4.88%, 11/01/2029	2,500,000	2,610,475
4.89%, 11/01/2032	1,435,000	1,452,679
5.09%, 11/01/2043	4,785,000	4,906,491
5.93%, 11/01/2028	1,625,000	1,674,611
6.13%, 11/01/2037	1,315,000	1,353,779
		19,819,947

New Mexico - 0.20%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	958,864	900,498
5.42%, 01/01/2016	80,000	81,500
6.15%, 01/01/2038	290,000	293,697
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,825,000	1,922,583
		3,198,278

New York - 6.15%
Housing Development Corp.
2.95%, 05/01/2022	1,610,000	1,610,419
3.05%, 11/01/2022	705,000	706,671
3.11%, 05/01/2023	1,525,000	1,533,296
3.16%, 11/01/2023	1,550,000	1,558,943

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
3.31%, 11/01/2024	$1,610,000	$1,618,050
New York City Housing Development Corp.
0.80%, 05/01/2015	500,000	499,990
0.80%, 05/01/2015	2,700,000	2,699,838
0.90%, 11/01/2015	1,205,000	1,203,843
1.00%, 11/01/2015	500,000	499,605
1.03%, 05/01/2015	500,000	500,095
1.10%, 05/01/2015	715,000	715,257
1.11%, 05/01/2016	1,570,000	1,566,797
1.15%, 02/01/2016	210,000	209,849
1.16%, 11/01/2015	605,000	605,036
1.16%, 05/01/2017	910,000	905,750
1.17%, 05/01/2016	900,000	898,812
1.25%, 11/01/2015	800,000	800,624
1.29%, 05/01/2016	615,000	615,031
1.31%, 11/01/2016	1,205,000	1,201,554
1.31%, 11/01/2016	1,595,000	1,590,359
1.34%, 08/01/2016	500,000	499,755
1.40%, 05/01/2016	655,000	655,858
1.44%, 11/01/2016	500,000	499,630
1.44%, 05/01/2017	1,215,000	1,217,831
1.54%, 02/01/2017	515,000	516,499
1.57%, 11/01/2016	700,000	700,910
1.59%, 05/01/2017	785,000	789,325
1.59%, 11/01/2017	1,225,000	1,225,943
1.71%, 08/01/2015	1,630,000	1,633,945
1.73%, 05/01/2017	780,000	786,614
1.73%, 08/01/2017	730,000	736,117
1.74%, 05/01/2018	1,240,000	1,236,578
1.75%, 11/01/2017	550,000	553,135
1.87%, 11/01/2018	1,255,000	1,258,966
1.91%, 02/01/2016	1,655,000	1,659,502
1.91%, 11/01/2017	750,000	757,290
2.01%, 05/01/2019	1,270,000	1,271,867
2.04%, 11/01/2018	805,000	812,374
2.08%, 05/01/2018	760,000	765,799
2.11%, 08/01/2016	1,665,000	1,671,976
2.26%, 11/01/2018	630,000	640,546
2.30%, 05/01/2016	2,130,000	2,154,751
2.31%, 02/01/2017	1,685,000	1,705,102
2.43%, 05/01/2019	720,000	733,882
2.50%, 11/01/2016	2,160,000	2,195,770
2.51%, 08/01/2017	1,710,000	1,735,564
2.59%, 11/01/2019	820,000	835,998
2.71%, 02/01/2018	1,730,000	1,758,164
2.77%, 11/01/2021	1,295,000	1,295,052
2.79%, 05/01/2017	2,195,000	2,262,935
2.91%, 08/01/2018	1,750,000	1,783,075
3.11%, 02/01/2019	1,775,000	1,812,435
3.26%, 08/01/2019	1,805,000	1,900,087
3.43%, 02/01/2020	1,830,000	1,885,815
3.58%, 08/01/2020	965,000	1,029,192
3.67%, 11/01/2015	410,000	414,280
4.97%, 05/01/2019	1,995,000	2,153,423
5.27%, 08/01/2035	1,000,000	1,081,660
5.63%, 11/01/2024	3,250,000	3,576,235
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	969,539
New York State Housing Finance Agency
0.01%, 11/01/2041 (b)	2,500,000	2,500,000
0.02%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.03%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.65%, 05/01/2015	1,955,000	1,956,095
0.95%, 05/01/2016	1,075,000	1,075,000
1.40%, 05/01/2017	845,000	843,208
1.50%, 11/01/2017	855,000	852,777
4.90%, 08/15/2025 (c)	250,000	252,400
5.05%, 08/15/2039 (c)	1,340,000	1,360,797
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	997,140
1.23%, 10/01/2015	700,000	701,764
1.59%, 04/01/2018	2,000,000	1,997,160
1.66%, 04/01/2017	950,000	957,951
1.82%, 10/01/2017	960,000	968,698

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
1.97%, 04/01/2018	$970,000	$978,973
2.12%, 10/01/2018	980,000	988,849
2.43%, 10/01/2019	1,005,000	1,017,060
3.40%, 10/01/2022	3,315,000	3,440,042
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	500,720
		100,466,872

North Carolina - 0.45%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	6,580,000	6,769,438
3.41%, 07/01/2022	290,000	298,909
4.01%, 01/01/2026	240,000	248,923
		7,317,270

Ohio - 0.01%
Ohio State
7.75%, 12/01/2015	65,000	65,476
Ohio State Housing Finance Agency
5.47%, 09/01/2025	160,000	160,000
		225,476

Oregon - 0.03%
Portland
4.62%, 06/15/2018	325,000	347,555
6.03%, 06/15/2018	205,635	218,983
		566,538

Pennsylvania - 0.56%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	498,580
4.86%, 06/01/2018	50,000	54,828
4.97%, 06/01/2016	125,000	128,699
5.02%, 06/01/2016	5,925,000	6,216,214
5.17%, 06/01/2017	600,000	651,960
5.41%, 06/01/2022	500,000	587,210
6.39%, 06/01/2024	225,000	271,278
Pennsylvania State Housing Finance Agency
0.03%, 10/01/2034 (b) (c)	605,000	605,000
5.84%, 04/01/2037	80,000	80,160
		9,093,929

South Carolina - 0.46%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,940,000	4,927,107
4.00%, 07/01/2034	1,975,000	2,028,147
5.15%, 07/01/2037 (c)	570,000	577,592
		7,532,846

Texas - 1.34%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	503,274
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	12,105,000	12,135,384
Texas State Department of Housing & Community Affairs
0.04%, 07/15/2040 (b) (c)	2,835,000	2,835,000
0.10%, 09/01/2036 (b)	405,000	405,000
2.88%, 07/01/2041	6,085,000	6,072,647
		21,951,305

Utah - 1.17%
Utah State Housing Corp.
2.05%, 01/01/2043	3,380,000	3,388,416
2.15%, 01/01/2043	5,452,000	5,515,025
2.20%, 07/01/2041	5,200,000	4,917,276
2.70%, 07/01/2044	3,000,000	2,970,900
6.32%, 01/01/2028	1,485,000	1,488,698
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	569,814
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	109,890
4.40%, 05/01/2026	200,000	221,502
		19,181,521

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal
	Amount	Value
Virginia - 2.03%
Arlington County Industrial Development Authority
1.99%, 12/15/2020	$1,290,000	$1,267,193
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	534,075
Fairfax County Redevelopment & Housing Authority
0.66%, 03/01/2015	5,200,000	5,200,000
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	999,390
1.65%, 10/01/2018	500,000	494,150
2.77%, 03/01/2018	2,000,000	2,061,060
3.25%, 08/25/2042	2,310,863	2,291,983
4.17%, 10/01/2032	1,000,000	1,019,120
4.25%, 10/25/2043	1,418,596	1,472,275
4.30%, 12/25/2043	2,795,764	2,907,036
5.28%, 03/01/2028	320,000	341,507
5.50%, 06/25/2034 (a)	2,492,734	2,492,734
5.50%, 03/25/2036 (a)	2,159,707	2,297,725
5.70%, 11/01/2022	1,250,000	1,343,137
5.97%, 11/01/2024	1,405,000	1,513,241
6.25%, 11/01/2029	4,365,000	4,712,629
6.32%, 08/01/2019	1,980,000	2,246,924
		33,194,179

Washington - 0.27%
King County Housing Authority
6.38%, 12/31/2046	4,235,000	4,351,971

West Virginia - 0.88%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,590
0.94%, 05/01/2016	250,000	249,010
1.04%, 11/01/2016	250,000	248,020
1.23%, 05/01/2017	250,000	248,360
1.68%, 05/01/2019	250,000	245,000
1.95%, 05/01/2020	250,000	244,080
2.05%, 11/01/2020	325,000	316,326
2.30%, 11/01/2021	500,000	485,885
2.71%, 11/01/2017	1,520,000	1,564,688
2.81%, 05/01/2018	1,900,000	1,958,273
2.91%, 11/01/2018	1,500,000	1,544,370
3.12%, 05/01/2019	2,015,000	2,092,497
3.22%, 11/01/2019	2,415,000	2,506,577
3.32%, 05/01/2020	1,510,000	1,570,777
3.42%, 11/01/2020	740,000	770,466
		14,293,919
TOTAL MUNICIPAL BONDS (Cost $345,868,452)		349,875,638

MISCELLANEOUS INVESTMENT - 0.08%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	1,367,612	1,365,414
TOTAL MISCELLANEOUS INVESTMENT (Cost $1,387,398)		1,365,414

CERTIFICATE OF DEPOSIT - 0.02%
Self Help Federal Credit Union
0.55%, 08/23/2015	250,000	250,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000)		250,000

	Shares
SHORT-TERM INVESTMENT - 2.25%
Money Market Fund - 2.25%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (b) (e)	36,822,677	36,822,677
TOTAL SHORT-TERM INVESTMENT (Cost $36,822,677)		36,822,677

Total Investments (Cost $1,646,493,417) - 102.03%		1,666,298,165
Liabilities in Excess of Other Assets, Net - (2.03)%		(33,177,150)
NET ASSETS - 100.00%		$1,633,121,015

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2015:
Cost of Investments	$1,646,493,417
Gross Unrealized Appreciation	36,077,040
Gross Unrealized Depreciation	(16,272,292)
Net Unrealized Appreciation	$19,804,748

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2015 is $43,591,848, which represents 2.67% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2015.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2015, these securities amounted to $1,365,414, which represents 0.08% of total net assets.
(e)	The rate shown is the 7-day effective yield as of February 28, 2015.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2015:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$-	$6,771,390	$–		$6,771,390
U.S. Government & Agency Obligations	-	1,232,411,657	38,801,389		1,271,213,046
Municipal Bonds	-	345,085,179	4,790,459		349,875,638
Miscellaneous Investments	-	1,365,414	–		1,365,414
Certificate of Deposit	-	250,000	–		250,000
Short-Term Investment	36,822,677	–	–		36,822,677
Total Investments in Securities	$36,822,677	$1,585,883,640	$43,591,848	*	$1,666,298,165

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2014	$36,227,238
Accrued discounts/premiums	(4,581)
Realized gain/(loss)	2,264
Change in appreciation/(depreciation)	(191,798)
Purchases	7,100,426
Sales	(120,722)
Amortization sold	(321)
Transfer into Level 3	1,902,658
Transfer out of Level 3	(6,113,775)
Ending balance as of February 28, 2015	$38,801,389
Change in unrealized losses included in earnings related to securities still held at reporting date	$(202,745)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

Municipal Bonds
Beginning Balance as of June 1, 2014	$5,243,809
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	-
Sales	(453,350)
Amortization sold	-
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2015	$4,790,459
Change in unrealized gains included in earnings related to securities still held at reporting date	$352

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2014	$134,879
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	-
Sales	(134,879)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2015	$-
Change in unrealized gains included in earnings related to securities still held at reporting date	$-

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2015, the transfers into/out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2015 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FNMA Multifamily	$18,067,062	Matrix Pricing	Structure
All with 30 year amortization, 3-10 year balloon with 9.5 year yield maintenance and 1 with 1 year l/O, 1 - 12 year balloon, 11.5 year yield maintenance and 3 year year l/O, 1 - 18 year balloon with 15 yr yield maintenance

			Remaining Average Life	8.83-14.69 (10.84 years)
			Coupon	2.57%-5.86% (3.46%)
			Spread to benchmark	N+50 - N+70 (N+58)
			Offered Quotes variance to Mark	0.26%-0.54% (0.39%)
GNMA Multifamily - Project Loans	$2,928,449	Matrix Pricing	Structure	35 year amortization, 1 year lock out with 9% declining prepayment penalty
			Remaining Average Life	8.93 years
			Coupon	3.51%
			Spread to benchmark	N+35
			Offered Quotes variance to Mark	1.28%
GNMA Multifamily - REMIC's	$2,829,742	Matrix Pricing	Remaining Average Life	11.48 years
			Coupon	3.00%
			Spread to Benchmark	N+98
			Offered Quotes variance to Mark	0.05%
FHA Project Loans	$14,976,136	Matrix Pricing	Structure	Lockout range 0-9 years (5 yr average lock out), remaining maturity term range 6.50-35.53 years (24.8 year average maturity range)
			Remaining Average Life	0.22 - 9.37 (4.96) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	E+330 - N+454 (+385)
			Offered Quotes variance to Mark	-1.65%- -0.7% (-0.97%)
Taxable Municipal Bonds	$4,790,459	Matrix Pricing	Remainig Average Life	5.25-6.42 (5.84) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA - -12/tba (-7.5/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2015, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Shares	Value
COMMON STOCK - 46.45%
Consumer Discretionary - 7.77%
Cedar Fair (a) (b)	7,400	$413,882
EnerCare (Canada)	42,000	488,841
Hasbro	500	31,157
Interpublic Group of Companies (b)	17,000	379,100
Omnicom Group	2,500	198,850
Six Flags Entertainment (b)	9,500	430,255
Whistler Blackcomb Holdings (Canada)	18,500	293,756
		2,235,841
Consumer Staples - 3.45%
Anheuser-Busch InBev (Belgium) (b) (c)	3,900	493,974
Walgreens Boots Alliance (b)	6,000	498,480
		992,454
Energy - 5.16%
Alliance Resource Partners (a)	8,000	316,400
Plains All American Pipeline (a)	4,000	199,560
QEP Midstream Partners (a)	27,046	440,850
TransCanada (Canada) (d)	12,000	525,960
		1,482,770
Financials - 14.34%
American Capital Mortgage Investment (b) (e)	34,000	627,300
American International Group (b)	10,000	553,300
Ares Capital (b)	27,000	467,100
Chatham Lodging Trust (b) (e)	18,000	522,360
Ellington Residential Mortgage (e)	13,205	215,770
MetLife (b)	10,000	508,300
PNC Financial Services Group (b)	3,700	340,252
Wells Fargo (b)	6,000	328,740
Weyerhaeuser (b) (e)	16,000	561,760
		4,124,882
Health Care - 3.24%
Extendicare (Canada)	50,000	277,178
Pfizer (b)	19,000	652,080
		929,258
Industrials - 9.03%
Covanta Holding (b) (d)	27,500	595,925
Macquarie Infrastructure (b)	9,100	715,351
Pitney Bowes (b)	25,000	579,250
R.R. Donnelley & Sons (d)	16,000	305,120
Seaspan (Hong Kong) (d) (f)	21,400	400,608
		2,596,254
Information Technology - 1.25%
Apple (b)	2,800	359,688
Materials - 1.55%
International Paper	3,500	197,435
Packaging Corp of America	3,000	248,580
		446,015
Utilities - 0.66%
TerraForm Power	5,500	191,015
TOTAL COMMON STOCK
(Cost $12,166,958)		13,358,177

	Principal Amount
MUNICIPAL BONDS - 40.47%
Arizona - 0.59%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (b)	$165,000	168,523

California - 9.01%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (b)	150,000	162,345
Garden Grove Unified School District
6.08%, 08/01/2030 (b)	235,000	271,152
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (b)	420,000	431,857
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (b)	250,000	301,055

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal Amount	Value
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (b)	$250,000	$281,328
6.63%, 07/01/2040 (b)	500,000	575,870
San Jose Airport Revenue
6.60%, 03/01/2041 (b)	500,000	$568,150
		2,591,757

Florida - 5.95%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027 (b)	145,000	157,745
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (b)	220,000	250,272
6.25%, 10/01/2045 (b)	745,000	831,830
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (b)	405,000	471,477
		1,711,324

Georgia - 1.52%
Atlanta Development Authority
5.35%, 01/01/2035 (b)	400,000	438,620

Illinois - 1.76%
Bedford Park Village
6.57%, 12/01/2030 (b)	445,000	506,343

Louisiana - 1.97%
New Orleans Public Improvement
6.05%, 12/01/2038 (b)	500,000	567,850

Massachusetts - 4.04%
Massachusetts State, Housing Finance Agency
4.78%, 12/01/2020 (b)	330,000	338,059
4.79%, 12/01/2032 (b)	460,000	476,312
4.94%, 12/01/2037 (b)	335,000	346,038
		1,160,409

Minnesota - 0.59%
Minneapolis Development Revenue
6.50%, 06/01/2040 (b)	155,000	169,348

Missouri - 0.54%
Missouri State, Health & Educational Facilities Authority
6.88%, 10/01/2040 (b)	150,000	156,280

New Jersey - 0.70%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (b)	175,000	201,707

North Carolina - 0.87%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (b)	225,000	249,273

Ohio - 2.24%
Clermont County Port Authority
5.75%, 12/01/2033 (b)	250,000	281,897
Montgomery
4.80%, 12/01/2037 (b)	110,000	114,361
Northeastern Ohio Medical University, Build America Bond
6.73%, 12/01/2030 (b)	230,000	247,140
		643,398

Oklahoma - 0.45%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (b)	120,000	129,883

South Carolina - 1.62%
Myrtle Beach
5.90%, 06/01/2039 (b)	400,000	466,512

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal Amount	Value
Texas - 4.00%
Austin
5.75%, 11/15/2042 (b)	$300,000	$328,752
Austin Texas
5.75%, 11/15/2042 (b)	750,000	821,880
		1,150,632

West Virginia - 2.79%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (b)	550,000	588,912
8.25%, 03/01/2035 (b)	195,000	213,699
		802,611

Wisconsin - 1.83%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (b)	475,000	525,027

TOTAL MUNICIPAL BONDS
(Cost $11,285,960)		11,639,497

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.21%
FGLMC Single Family - 0.08%
1998-2106, 7.88%, 12/15/2028 (g)	91,114	22,038

FHA Project Loans - 8.83%
Pool A35272, 5.00%, 06/01/2035 (h)	300,105	300,241
Ridgewood Florida, 6.45%, 01/01/2036 (h)	263,751	263,840
Pool St. Francis, 6.51%, 07/01/2047 (h)	1,899,703	1,975,781
		2,539,862

FNMA Multifamily - 3.29%
Pool 464523, 5.51%, 07/01/2024	367,900	439,392
Pool 957188, 5.65%, 06/01/2017	46,485	50,457
Pool 464296, 5.86%, 01/01/2028 (h)	354,531	354,532
Pool 463194, 6.36%, 08/01/2027	98,957	102,340
		946,721

GNMA Multifamily - 2.88%
Pool 699710, 5.43%, 07/15/2044	414,488	430,585
Pool 2010-68, 6.41%, 06/20/2040 (g)	3,058,400	396,483
		827,068

USDA Loan - 3.13%
Grand Prairie Apartments, 5.95%, 12/01/2047 (h)	828,873	901,648
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $5,219,917)		5,237,337

	Shares
PREFERRED STOCK - 7.73%
Financials - 7.73%
Ally Financial, 8.50% (g)	37,833	1,004,088
Equity Commonwealth, 7.25% (e)	30,000	780,000
Goldman Sachs Group, 3.75% (g)	22,316	439,848
		2,223,936
TOTAL PREFERRED STOCK
(Cost $2,216,917)		2,223,936

CLOSED-END FUNDS - 6.48%
BlackRock Build America Bond Trust (b)	15,000	342,450
BlackRock Municipal Income Quality Trust	27,779	405,018
Eaton Vance Floating-Rate Income Trust	30,000	431,100
Invesco Municipal Income Opportunities Trust	34,810	243,322
Putnam Managed Municipal Income Trust (b)	60,000	440,400
TOTAL CLOSED-END FUNDS
(Cost $1,790,443)		1,862,290

EXCHANGE TRADED FUND - 0.96%
ETRACS Alerian MLP Infrastructure Index Fund	7,000	276,570
TOTAL EXCHANGE TRADED FUND
(Cost $265,912)		276,570

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITY - 0.58%
Other - 0.58%
2005-I1, 0.56%, 11/25/2035 (g)	$235,000	$167,885
TOTAL ASSET-BACKED SECURITY
(Cost $127,284)		167,885

CORPORATE BOND - 0.39%
Salvation Army
5.68%, 09/01/2031 (b)	100,000	112,851
TOTAL CORPORATE BOND
(Cost $101,827)		112,851

	Shares
SHORT-TERM INVESTMENT - 4.62%
Money Market Fund - 4.62%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (i)	1,328,333	1,328,333
TOTAL SHORT-TERM INVESTMENT
(Cost $1,328,333)		1,328,333

Total Investments (Cost $34,503,551) - 125.89%		36,206,876
Liabilities in Excess of Other Assets, Net - (25.89)%		(7,445,575)
NET ASSETS - 100.00%		$28,761,301

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2015:
Cost of Investments	$34,503,551
Gross Unrealized Appreciation	2,025,789
Gross Unrealized Depreciation	(322,464)
Net Unrealized Appreciation	$1,703,325

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (3.72)%
Energy Select Sector SPDR Fund	(2,500)	(197,550)
iShares iBoxx $ High Yield Corporate Bond Fund	(1,500)	(137,850)
iShares MSCI Emerging Markets Fund	(5,750)	(233,968)
iShares S&P/TSX 60 Index Fund	(27,800)	(500,582)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,096,572)		(1,069,950)

COMMON STOCK SOLD SHORT - (13.07)%
Consumer Discretionary - (1.63)%
LifeLock (f)	(4,000)	(55,920)
Pinnacle Entertainment (f)	(4,000)	(102,960)
Regis (f)	(10,000)	(160,400)
Stage Stores	(7,000)	(149,940)
		(469,220)

Consumer Staples - (2.93)%
Coca-Cola	(10,000)	(433,000)
Sysco	(4,000)	(155,960)
Wal-Mart Stores	(3,000)	(251,790)
		(840,750)

Energy - (1.08)%
Exxon Mobil	(3,500)	(309,890)

Financials - (1.58)%
American Residential Properties (e) (f)	(14,000)	(242,760)
Equity Residential (e)	(2,750)	(211,832)
		(454,592)

Industrials - (3.87)%
Boeing	(1,000)	(150,850)
Caterpillar	(4,200)	(348,180)
CNH Industrial	(25,000)	(207,750)
Deere	(4,500)	(407,700)
		(1,114,480)

Information Technology - (1.18)%
ViaSat (f)	(5,200)	(339,768)

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Shares	Value
Materials - (0.80)%
AptarGroup	(3,500)	$(230,545)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,735,340)		(3,759,245)

Total Securities Sold Short
(Proceeds $4,831,912)		$(4,829,195)

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2015:
Proceeds of Investments Sold Short	$4,831,912
Gross Unrealized Appreciation	132,410
Gross Unrealized Depreciation	(129,693)
Net Unrealized Appreciation	$2,717

	Contracts	Value
PURCHASED OPTIONS † (f) - 0.42%
Alerian Call,
Expires 04/18/2015, Strike Price: $18.00	105	$525
Expires 04/18/2015, Strike Price: $17.00	260	10,400
American Realty Capital Properties Put,
Expires 04/18/2015, Strike Price: $6.00	285	1,425
Apache Call,
Expires 04/18/2015, Strike Price: $75.00	40	1,320
Apple Put,
Expires 04/18/2015, Strike Price: $125.00	10	3,360
Covanta Holding Call,
Expires 03/21/2015, Strike Price: $20.00	$35	$5,250
CurrencyShares Euro Put,
Expires 04/18/2015, Strike Price: $109.00	60	6,600
Hasbro Call,
Expires 04/18/2015, Strike Price: $60.00	25	8,000
iShares iBoxx $ High Yield Corporate Bond Put,
Expires 03/21/2015, Strike Price: $89.00	15	75
Expires 03/21/2015, Strike Price: $91.00	20	900
Expires 06/20/2015, Strike Price: $89.00	40	5,000
iShares Russell 2000 Put,
Expires 04/21/2001, Strike Price: $121.00	200	35,000
J.C. Penney Put,
Expires 04/18/2015, Strike Price: $8.00	60	1,920
MGM Resorts International Put,
Expires 03/21/2015, Strike Price: $20.00	30	330
Office Depot Put,
Expires 03/21/2015, Strike Price: $8.00	40	200
Expires 04/18/2015, Strike Price: $7.00	50	100
R.R. Donnelley & Sons Call,
Expires 04/18/2015, Strike Price: $20.00	200	4,000
Seaspan Call,
Expires 03/21/2015, Strike Price: $20.00	100	500
SPDR Dow Jones Industrial Average Put,
Expires 03/21/2015, Strike Price: $173.00	30	1,080
SPDR S&P 500 Put,
Expires 03/21/2015, Strike Price: $194.00	50	1,000
Expires 03/21/2015, Strike Price: $180.00	250	3,250
Expires 03/21/2015, Strike Price: $200.00	250	18,500
Expires 04/18/2015, Strike Price: $206.00	20	3,240
SPDR S&P Oil & Gas Exploration & Production Put,
Expires 03/21/2015, Strike Price: $50.00	20	3,120
Sysco Put,
Expires 03/21/2015, Strike Price: $38.00	50	2,100
The Gap Put,
Expires 03/21/2015, Strike Price: $40.00	30	1,050
TransCanada Call,
Expires 03/21/2015, Strike Price: $50.00	50	500

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

	Contracts	Value
Yum! Brands Call,
Expires 04/18/2015, Strike Price: $85.00	25	$2,550
TOTAL PURCHASED OPTIONS
(Cost $260,383)		121,295
WRITTEN OPTIONS † (f) - (0.15)%
Apple Call,
Expires 03/21/2015, Strike Price: $137.00	(5)	(390)
Expires 03/21/2015, Strike Price: $130.00	(8)	(2,176)
iShares Russell 2000 Put,
Expires 04/21/2001, Strike Price: $117.00	(300)	(21,900)
Pfizer Call,
Expires 03/21/2015, Strike Price: $35.00	(10)	$(200)
PNC Financial Services Group Call,
Expires 03/21/2015, Strike Price: $95.00	(12)	(240)
R.R. Donnelley & Sons Call,
Expires 03/21/2015, Strike Price: $18.00	(10)	(1,400)
SPDR S&P 500 Put,
Expires 03/21/2015, Strike Price: $190.00	(500)	(13,000)
Expires 03/21/2015, Strike Price: $184.00	(50)	(400)
Walgreens Boots Alliance Call,
Expires 03/21/2015, Strike Price: $81.50	(10)	(2,630)
TOTAL WRITTEN OPTIONS
(Premiums Received $(110,286))		$(42,336)

†
For the period ended February 28, 2015, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows ‡:

‡	For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(a)	Security considered to be a Master Limited Partnership. At February 28, 2015, these securities amounted to $1,370,692 or 4.77% of net assets.
(b)	All or a portion of this security has been committed as collateral for open short positions.
(c)	ADR - American Depositary Receipt
(d)	Underlying security for a written/purchased option.
(e)	REIT - Real Estate Investment Trust
(f)	Non-income producing security.
(g)	Variable rate security. The coupon rate shown is the effective rate as of February 28, 2015.
(h)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2015 is $3,796,042, which represents 13.20% of total net assets.
(i)	The rate shown is the 7-day effective yield as of February 28, 2015.

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MSCI — Morgan Stanley Capital International
MLP — Master Limited Partnership
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange
USDA — U.S. Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2015:

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

CCM Alternative Income Fund

Schedule of Investments February 28, 2015 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2015, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)		/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 27, 2015

By (Signature and Title)		/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: April 27, 2015